RICHARD GOODNER
Attorney at Law
6608 Emerald Drive
Colleyville, Texas  76034
(214) 587-0653 (phone)
(817) 488-2453 (fax)

April 11, 2011

United States Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.W.
Washington, D.C. 20549

Re:           SMSA Dallas Acquisition Corp.
                 Registration Statement on Form 10

Dear Sir/Madam:

On behalf of SMSA Dallas Acquisition Corp., (the “Registrant”), we herewith file with the Securities and Exchange Commission the Registrant’s Registration Statement on Form 10.  Please contact me if you have any questions or comments.

Yours very truly,

/s/ Richard B. Goodner

Richard B. Goodner

CC: SMSA Dallas Acquisition Corp.